ADVANCES FROM JOINT VENTURE PARTNERS - Disclosure of detailed information about joint operations (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 1,703	$ 2,696	$ 1,228
U.S.A. [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	1,670	2,168
Sweden and Norway [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 33	$ 528